Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 5.2%
Centuria Capital Group (A)	1,343,716	$ 2,170,028
Centuria Industrial, REIT	1,866,713	4,181,444
Charter Hall Group, REIT	156,952	1,408,326
Charter Hall Long Wale, REIT	110,258	398,675
Goodman Group, REIT	559,118	7,239,136
Lendlease Corp., Ltd.	211,909	1,692,828
Vicinity Centres, REIT (A)	2,952,709	2,948,587

		20,039,024

Belgium - 0.9%
Aedifica SA, REIT	30,166	3,684,179

Canada - 1.5%
Allied Properties, REIT	142,882	3,846,885
Canadian Apartment Properties, REIT	61,393	2,141,643

		5,988,528

Cayman Islands - 1.7%
ESR Cayman, Ltd. (B) (C)	2,127,100	6,641,695

China - 0.4%
Chindata Group Holdings, Ltd., ADR (B)	104,536	1,696,619

France - 0.5%
Klepierre SA, REIT (A)	129,584	1,813,914

Germany - 4.9%
Deutsche Wohnen SE	101,069	5,051,353
Vonovia SE	205,421	14,082,209

		19,133,562

Hong Kong - 5.8%
Henderson Land Development Co., Ltd.	330,000	1,225,329
Kerry Properties, Ltd.	153,000	393,491
Link, REIT	746,200	6,114,651
New World Development Co., Ltd.	1,058,250	5,166,068
Sun Hung Kai Properties, Ltd.	675,500	8,704,846
SUNeVision Holdings, Ltd.	290,000	237,726
Wharf Holdings, Ltd.	378,000	758,108

		22,600,219

Japan - 13.9%
Activia Properties, Inc., REIT	981	3,736,078
Comforia Residential, Inc., REIT	827	2,410,839
Daito Trust Construction Co., Ltd.	22,000	1,950,185
Daiwa House Industry Co., Ltd.	182,200	4,672,940
Hankyu Hanshin, Inc., REIT	459	534,478
Heiwa Real Estate Co., Ltd.	8,700	240,376
Heiwa Real Estate, Inc., REIT	595	657,393
Ichigo Office Investment Corp., REIT	3,389	2,463,662
Japan Hotel Investment Corp., REIT	3,060	1,511,959
Japan Real Estate Investment Corp., REIT	1,074	5,490,866
Katitas Co., Ltd. (A)	12,900	366,576
Kenedix Office Investment Corp., REIT	840	5,038,861
MCUBS MidCity Investment Corp., REIT	1,758	1,357,403
Mitsui Fudosan Co., Ltd.	457,000	7,952,563
Mitsui Fudosan Logistics Park, Inc., REIT	711	3,397,634
ORIX, Inc., REIT	903	1,389,367
Sumitomo Realty & Development Co., Ltd.	181,800	5,381,845
Tokyu Fudosan Holdings Corp.	1,310,600	5,661,411

		54,214,436

	Shares	Value
COMMON STOCKS (continued)
Luxembourg - 1.3%
Aroundtown SA (B)	993,540	$ 4,987,421

Norway - 1.0%
Entra ASA (A) (C)	274,753	3,861,088

Philippines - 0.3%
AREIT, Inc.	1,951,168	1,038,369

Republic of Korea - 0.1%
LOTTE Co., Ltd., REIT	110,797	490,056

Singapore - 1.9%
AIMS APAC, REIT	110,800	97,900
Cromwell European, REIT (A)	3,835,400	2,190,497
Frasers Logistics & Commercial Trust, REIT	2,506,800	2,566,737
Lendlease Global Commercial, REIT (A)	4,795,918	2,410,951

		7,266,085

Spain - 1.5%
Cellnex Telecom SA (A) (C)	70,618	4,286,697
Inmobiliaria Colonial Socimi SA, REIT	188,721	1,557,629

		5,844,326

Sweden - 1.0%
Kungsleden AB	418,556	3,962,134

Thailand - 0.3%
Asset World Corp. PCL	9,481,000	1,054,452

United Kingdom - 5.4%
Assura PLC, REIT	3,431,030	3,415,194
Big Yellow Group PLC, REIT	192,005	2,573,686
Derwent London PLC, REIT	73,563	2,435,625
LondonMetric Property PLC, REIT	821,080	2,348,423
Segro PLC, REIT	510,833	6,138,954
UNITE Group PLC, REIT (B)	363,553	3,930,979

		20,842,861

United States - 51.3%
Alexandria Real Estate Equities, Inc., REIT	29,789	4,766,240
American Homes 4 Rent, REIT, Class A	232,024	6,608,044
Apple Hospitality, Inc., REIT	176,376	1,694,973
Boston Properties, Inc., REIT	82,150	6,596,645
CareTrust, Inc., REIT	196,644	3,499,280
Cousins Properties, Inc., REIT	235,971	6,746,411
Digital Realty Trust, Inc., REIT	82,373	12,089,061
EPR Properties, REIT	221,182	6,082,505
Equinix, Inc., REIT	26,410	20,075,033
Equity Residential, REIT	184,154	9,452,625
Extra Space Storage, Inc., REIT	78,042	8,349,714
Federal Realty Investment Trust, REIT	41,145	3,021,689
Healthcare Trust of America, Inc., Class A, REIT	123,877	3,220,802
Healthpeak Properties, Inc., REIT	194,496	5,280,566
Hudson Pacific Properties, Inc., REIT	141,061	3,093,468
Mid-America Apartment Communities, Inc., REIT	60,992	7,072,022
Pebblebrook Hotel Trust, REIT	123,256	1,544,398
Plymouth Industrial, Inc., REIT	148,996	1,838,611
Prologis, Inc., REIT	211,810	21,312,322
Regency Centers Corp., REIT	107,265	4,078,215
Rexford Industrial Realty, Inc., REIT	173,684	7,947,780
RLJ Lodging Trust, REIT	304,426	2,636,329
Simon Property Group, Inc., REIT	89,830	5,810,204
Spirit Realty Capital, Inc., REIT	161,617	5,454,574

Transamerica Series Trust	Page 1

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
STAG Industrial, Inc., REIT	125,206	$ 3,817,531
Sun Communities, Inc., REIT	56,001	7,874,301
Switch, Inc., Class A	156,405	2,441,482
UDR, Inc., REIT	166,664	5,434,913
VEREIT, Inc.	542,354	3,525,301
VICI Properties, Inc., REIT	282,865	6,610,555
Welltower, Inc., REIT	211,338	11,642,610

		199,618,204

Total Common Stocks (Cost $391,934,231)		384,777,172

OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (D)	4,868,487	4,868,487

Total Other Investment Company (Cost $4,868,487)		4,868,487

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 0.00% (D), dated 09/30/2020, to be repurchased at $6,968,241 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $7,107,610.	$ 6,968,241	6,968,241

Total Repurchase Agreement (Cost $6,968,241)		6,968,241

Total Investments (Cost $403,770,959)		396,613,900
Net Other Assets (Liabilities) - (2.0)%		(7,708,788)

Net Assets - 100.0%		$ 388,905,112

Transamerica Series Trust	Page 2

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Equity Securities Long(E)	GSI	Pay	10/20/2020	USD	291,632	0.1%	$269,310	$(22,322)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/15/2020	USD	1,338,544	EUR	1,137,000	$5,046	$—
BNP	10/15/2020	USD	475,701	GBP	368,000	816	—
BNP	10/15/2020	GBP	27,000	USD	33,931	911	—
BNP	10/15/2020	NOK	1,413,000	USD	154,263	—	(2,773)
BNP	10/15/2020	EUR	148,000	USD	174,505	—	(927)
BNP	10/15/2020	PHP	1,086,000	USD	22,406	—	(13)
BNP	10/15/2020	SGD	41,000	USD	30,017	19	—
BOA	10/15/2020	USD	1,579,926	EUR	1,334,000	15,382	—
BOA	10/15/2020	USD	1,425,138	JPY	151,049,000	—	(7,319)
BOA	10/15/2020	USD	23,407	PHP	1,139,000	—	(78)
BOA	10/15/2020	USD	828,485	THB	25,991,000	8,291	—
BOA	10/15/2020	AUD	497,000	USD	358,393	—	(2,405)
BOA	10/15/2020	GBP	523,000	USD	691,637	—	(16,732)
BOA	10/15/2020	JPY	280,963,000	USD	2,660,586	3,898	—
BOA	10/15/2020	EUR	1,270,000	USD	1,489,982	—	(498)
BOA	10/15/2020	SEK	459,000	USD	52,213	—	(953)
BOA	10/15/2020	CAD	21,000	USD	15,940	—	(168)
BOA	10/15/2020	ILS	2,140,000	USD	619,465	5,308	—
CITI	10/15/2020	USD	491,126	JPY	51,252,000	5,083	—
CITI	10/15/2020	USD	1,761,238	NOK	16,532,000	—	(11,180)
CITI	10/15/2020	USD	924,568	PHP	45,442,000	—	(12,421)
CITI	10/15/2020	ILS	6,749,000	USD	1,964,484	5,885	—
CITI	10/15/2020	SGD	131,000	USD	95,251	718	—
CITI	10/15/2020	EUR	602,000	USD	709,969	—	(3,930)
CITI	10/15/2020	SEK	2,394,000	USD	272,947	—	(5,595)
CITI	10/15/2020	GBP	709,000	USD	907,310	7,617	—
CITI	10/15/2020	JPY	32,010,000	USD	303,422	142	—
GSI	10/15/2020	USD	528,855	CHF	485,000	2,058	—
GSI	10/15/2020	USD	1,498,312	HKD	11,614,000	—	(201)
GSI	10/15/2020	USD	105,741	PHP	5,159,000	—	(634)
GSI	10/15/2020	USD	719,388	SGD	990,000	—	(5,871)
GSI	10/15/2020	CHF	4,284,000	USD	4,562,981	90,213	—
GSI	10/15/2020	SGD	560,000	USD	407,407	2,841	—
GSI	10/15/2020	HKD	3,856,000	USD	497,420	106	—
GSI	10/15/2020	SEK	1,718,000	USD	195,600	—	(3,741)
HSBC	10/15/2020	USD	626,076	AUD	885,000	—	(7,826)
HSBC	10/15/2020	USD	687,258	EUR	580,000	7,022	—
HSBC	10/15/2020	USD	75,149	GBP	58,000	304	—
HSBC	10/15/2020	USD	3,180,154	HKD	24,650,000	—	(346)
HSBC	10/15/2020	USD	820,898	JPY	85,946,000	5,838	—
HSBC	10/15/2020	USD	972,846	SGD	1,327,000	706	—
HSBC	10/15/2020	SEK	12,575,000	USD	1,389,757	14,568	—
HSBC	10/15/2020	SGD	13,515,000	USD	9,776,080	124,804	—
HSBC	10/15/2020	AUD	2,051,000	USD	1,483,484	—	(14,406)
HSBC	10/15/2020	HKD	7,906,000	USD	1,020,050	32	—
HSBC	10/15/2020	JPY	101,606,000	USD	958,184	5,386	—
HSBC	10/15/2020	GBP	95,000	USD	123,333	—	(741)

Transamerica Series Trust	Page 3

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	10/15/2020	USD	5,646,983	AUD	8,061,000	$—	$(126,898)
JPM	10/15/2020	USD	747,703	CAD	1,012,000	—	(12,350)
JPM	10/15/2020	USD	186,737	EUR	160,000	—	(915)
JPM	10/15/2020	USD	1,284,965	GBP	983,000	16,454	—
JPM	10/15/2020	USD	2,353,321	JPY	248,529,000	—	(3,578)
JPM	10/15/2020	USD	1,429,746	NOK	12,620,000	76,739	—
JPM	10/15/2020	USD	23,617	PHP	1,147,000	—	(34)
JPM	10/15/2020	NZD	2,092,000	USD	1,376,107	7,861	—
JPM	10/15/2020	EUR	2,261,000	USD	2,645,483	6,266	—
JPM	10/15/2020	JPY	316,101,000	USD	2,956,881	40,830	—
JPM	10/15/2020	GBP	1,716,000	USD	2,234,652	—	(20,242)
JPM	10/15/2020	AUD	6,956,000	USD	5,029,063	—	(46,664)
JPM	10/15/2020	SEK	4,268,000	USD	484,074	—	(7,441)
NOMI	10/15/2020	GBP	521,000	USD	679,638	—	(7,315)
SSB	10/15/2020	USD	1,444,423	AUD	1,992,000	17,606	—
SSB	10/15/2020	USD	432,699	CAD	566,000	7,610	—
SSB	10/15/2020	USD	3,020,651	EUR	2,603,000	—	(32,203)
SSB	10/15/2020	USD	611,503	GBP	477,000	—	(4,040)
SSB	10/15/2020	USD	4,607,179	HKD	35,714,000	—	(870)
SSB	10/15/2020	USD	2,499,750	JPY	266,516,897	—	(27,737)
SSB	10/15/2020	USD	13,816	SGD	19,000	—	(103)
SSB	10/15/2020	USD	340,442	THB	10,714,000	2,342	—
SSB	10/15/2020	ZAR	1,694,000	USD	100,239	707	—
SSB	10/15/2020	GBP	22,000	USD	27,935	455	—
SSB	10/15/2020	AUD	584,000	USD	414,548	3,756	—
SSB	10/15/2020	JPY	145,886,000	USD	1,390,168	—	(6,674)
SSB	10/15/2020	SGD	242,000	USD	176,593	693	—
SSB	10/15/2020	SEK	7,676,000	USD	869,993	—	(12,768)
SSB	10/15/2020	HKD	25,220,000	USD	3,253,534	510	—
SSB	10/15/2020	EUR	7,000	USD	8,295	—	(85)
SSB	10/15/2020	CAD	826,000	USD	627,063	—	(6,703)
UBS	10/15/2020	USD	1,177,873	EUR	1,000,000	5,052	—
UBS	10/15/2020	USD	6,903,254	GBP	5,467,000	—	(151,628)
UBS	10/15/2020	USD	774	HKD	6,000	—	—
UBS	10/15/2020	USD	186,289	JPY	19,878,000	—	(2,222)
UBS	10/15/2020	CAD	42,000	USD	31,484	60	—
UBS	10/15/2020	SGD	51,000	USD	37,496	—	(135)
UBS	10/15/2020	HKD	5,383,000	USD	694,458	91	—
UBS	10/15/2020	EUR	305,000	USD	355,901	1,809	—
UBS	10/15/2020	AUD	2,236,000	USD	1,593,638	7,950	—
UBS	10/15/2020	JPY	46,575,000	USD	441,591	98	—
UBS	10/15/2020	SEK	7,691,000	USD	880,210	—	(21,310)
UBS	10/15/2020	GBP	164,000	USD	212,239	—	(606)

Total						$509,883	$(591,279)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	73.7%	$292,307,730
Real Estate Management & Development	20.8	82,752,466
IT Services	1.1	4,375,827
Diversified Telecommunication Services	1.1	4,286,697
Hotels, Restaurants & Leisure	0.3	1,054,452

Investments	97.0	384,777,172
Short-Term Investments	3.0	11,836,728

Total Investments	100.0%	$396,613,900

Transamerica Series Trust	Page 4

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$207,303,351	$177,473,821	$—	$384,777,172
Other Investment Company	4,868,487	—	—	4,868,487
Repurchase Agreement	—	6,968,241	—	6,968,241

Total Investments	$212,171,838	$184,442,062	$—	$396,613,900

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$509,883	$—	$509,883

Total Other Financial Instruments	$—	$509,883	$—	$509,883

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD (G)	$—	$(22,322)	$—	$(22,322)
Forward Foreign Currency Contracts (G)	—	(591,279)	—	(591,279)

Total Other Financial Instruments	$—	$(613,601)	$—	$(613,601)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,650,302, collateralized by cash collateral of $4,868,487 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,455,602. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $14,789,480, representing 3.8% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2020.
(E)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the Federal Funds Rate.
(F)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Transamerica Series Trust	Page 5

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
NOMI	Nomura International PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 6

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 8